Accounts Receivable - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	$ 28,739	$ 33,964	$ 25,471
Less: allowance for doubtful accounts	(853)	(856)	(450)
Accounts receivable, net	27,886	33,108	25,021	$ 14,932
Trade Accounts Receivable [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	28,243	33,635	25,220
Unbilled Receivable [Member]
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	$ 496	$ 329	$ 251